Employee benefits - Summary of Main Assumptions for Quantitative Sensitivity Analysis (Detail) - EUR (€)	Dec. 31, 2023	Dec. 31, 2022
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	€ (0.0797)	€ (0.0720)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	0.0854	0.0770
Increase (decrease) in service cost due to reasonably possible increase in actuarial assumption	(0.0107)	(0.0109)
Increase (decrease) in service cost due to reasonably possible decrease in actuarial assumption	0.0116	0.0060
Inflation rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	0.0728	0.0680
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	(0.0689)	(0.0645)
Increase (decrease) in service cost due to reasonably possible increase in actuarial assumption	0.0113	0.0061
Increase (decrease) in service cost due to reasonably possible decrease in actuarial assumption	(0.0105)	(0.0111)
Turn-over rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	0.2209	0.2511
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	(0.3292)	(0.3708)
Increase (decrease) in service cost due to reasonably possible increase in actuarial assumption	0.0381	0.0372
Increase (decrease) in service cost due to reasonably possible decrease in actuarial assumption	€ (0.0570)	€ (0.0582)